Taxation - Schedule of Income Tax Expense/(Benefit) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Current income tax expense
Total current income tax expense
Deferred income tax benefit
Total deferred income tax benefit	(85,269)
Total income tax expense/(benefit)
Total income tax expense/(benefit)	(85,269)
Singapore [Member]
Current income tax expense
Total current income tax expense
Deferred income tax benefit
Total deferred income tax benefit
Total income tax expense/(benefit)
Total income tax expense/(benefit)
Cayman [Member]
Current income tax expense
Total current income tax expense
Deferred income tax benefit
Total deferred income tax benefit
Total income tax expense/(benefit)
Total income tax expense/(benefit)
DRC [Member]
Current income tax expense
Total current income tax expense
Deferred income tax benefit
Total deferred income tax benefit	(85,269)
Total income tax expense/(benefit)
Total income tax expense/(benefit)	$ (85,269)